Annual Fund Operating Expenses - American Century ETF Trust	Jan. 01, 2026
Avantis All Equity Markets ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Avantis All Equity Markets ETF | Avantis All Equity Markets ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.23%
Avantis All Equity Markets Value ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Avantis All Equity Markets Value ETF | Avantis All Equity Markets Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.23%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.26%
Avantis All International Markets Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Avantis All International Markets Equity ETF | Avantis All International Markets Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	0.31%
Avantis All International Markets Value ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Avantis All International Markets Value ETF | Avantis All International Markets Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	0.34%
Avantis Core Fixed Income ETF | Avantis Core Fixed Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis Core Municipal Fixed Income ETF | Avantis Core Municipal Fixed Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis Credit ETF | Avantis Credit ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.01%	[5]
Expenses (as a percentage of Assets)	0.19%
Avantis Emerging Markets Equity ETF | Avantis Emerging Markets Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%
Avantis Emerging Markets ex-China Equity ETF | Avantis Emerging Markets ex-China Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%
Avantis Emerging Markets Small Cap Equity ETF | Avantis Emerging Markets Small Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.42%
Avantis Emerging Markets Value ETF | Avantis Emerging Markets Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.36%
Avantis Inflation Focused Equity ETF | Avantis Inflation Focused Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Avantis International Equity ETF | Avantis International Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Avantis International Large Cap Value ETF | Avantis International Large Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Avantis International Small Cap Equity ETF | Avantis International Small Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%
Avantis International Small Cap Value ETF | Avantis International Small Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.36%
Avantis Moderate Allocation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Avantis Moderate Allocation ETF | Avantis Moderate Allocation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	0.21%
Avantis Real Estate ETF | Avantis Real Estate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.17%
Avantis Responsible Emerging Markets Equity ETF | Avantis Responsible Emerging Markets Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%
Avantis Responsible International Equity ETF | Avantis Responsible International Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Avantis Responsible U.S. Equity ETF | Avantis Responsible U.S. Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis Short-Term Fixed Income ETF | Avantis Short-Term Fixed Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis Total Equity Markets ETF | Avantis Total Equity Markets ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Acquired Fund Fees and Expenses	0.04%	[7]
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.04%)	[8]
Net Expenses (as a percentage of Assets)	0.19%
Avantis U.S. Equity ETF | Avantis U.S. Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis U.S. Large Cap Equity ETF | Avantis U.S. Large Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis U.S. Large Cap Value ETF | Avantis U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Avantis U.S. Mid Cap Equity ETF | Avantis U.S. Mid Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Avantis U.S. Mid Cap Value ETF | Avantis U.S. Mid Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Avantis U.S. Quality ETF | Avantis U.S. Quality ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.15%
Avantis U.S. Small Cap Equity ETF | Avantis U.S. Small Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Avantis U.S. Small Cap Value ETF | Avantis U.S. Small Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
American Century California Municipal Bond ETF | American Century California Municipal Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.27%
American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
American Century Diversified Municipal Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
American Century Diversified Municipal Bond ETF | American Century Diversified Municipal Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.27%
American Century Multisector Floating Income ETF | American Century Multisector Floating Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.27%
American Century Multisector Income ETF | American Century Multisector Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.38%
American Century Quality Diversified International ETF | American Century Quality Diversified International ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.40%
American Century Select High Yield ETF | American Century Select High Yield ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
American Century Short Duration Strategic Income ETF | American Century Short Duration Strategic Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
American Century Small Cap Growth Insights ETF | American Century Small Cap Growth Insights ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.49%
American Century Small Cap Value Insights ETF | American Century Small Cap Value Insights ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.49%
American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Avantis Core Fixed Income Fund | Avantis Core Fixed Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.15%
Avantis Core Fixed Income Fund | Avantis Core Fixed Income Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.15%)	[13]
Net Expenses (as a percentage of Assets)	0.00%
Avantis Emerging Markets Equity Fund | Avantis Emerging Markets Equity Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.33%
Avantis Emerging Markets Equity Fund | Avantis Emerging Markets Equity Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.33%)	[14]
Net Expenses (as a percentage of Assets)	0.00%
Avantis International Equity Fund | Avantis International Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.23%
Avantis International Equity Fund | Avantis International Equity Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.23%)	[15]
Net Expenses (as a percentage of Assets)	0.00%
Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.36%
Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.36%)	[16]
Net Expenses (as a percentage of Assets)	0.00%
Avantis U.S. Equity Fund | Avantis U.S. Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.15%
Avantis U.S. Equity Fund | Avantis U.S. Equity Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.15%)	[17]
Net Expenses (as a percentage of Assets)	0.00%
Avantis U.S. Large Cap Value Fund | Avantis U.S. Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.15%
Avantis U.S. Large Cap Value Fund | Avantis U.S. Large Cap Value Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.15%)	[18]
Net Expenses (as a percentage of Assets)	0.00%
Avantis U.S. Small Cap Equity Fund | Avantis U.S. Small Cap Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.25%
Avantis U.S. Small Cap Equity Fund | Avantis U.S. Small Cap Equity Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.25%)	[19]
Net Expenses (as a percentage of Assets)	0.00%
Avantis U.S. Small Cap Value Fund | Avantis U.S. Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.25%
Avantis U.S. Small Cap Value Fund | Avantis U.S. Small Cap Value Fund G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.25%)	[20]
Net Expenses (as a percentage of Assets)	0.00%
American Century Focused Dynamic Growth ETF | American Century Focused Dynamic Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
American Century Focused Large Cap Value ETF | American Century Focused Large Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.42%
American Century Large Cap Equity ETF | American Century Large Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
American Century Large Cap Growth ETF | American Century Large Cap Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
American Century Mid Cap Growth Impact ETF | American Century Mid Cap Growth Impact ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%

[1]	The advisor has agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[2]	The advisor has agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[3]	The advisor has agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[4]	The advisor has agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The advisor has agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[7]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Trustees.
[9]	Other Expenses are based on estimated amounts for the current fiscal year.
[10]	The advisor has agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[11]	Other Expenses are based on estimated amounts for the current fiscal year.
[12]	Other Expenses are based on estimated amounts for the current fiscal year.
[13]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[14]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[15]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[16]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[17]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[18]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[19]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[20]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.